Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	8 Months Ended
	Apr. 04, 2025	Jul. 18, 2025	Jun. 30, 2025	Dec. 31, 2024
Shares of common stock converted				1,000,000
Aggregate value of preferred stock issued			$ 66,500
PIPE investor [Member]
PIPE Agreement, Description	2,400 shares of Series B preferred stock, (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by Pubco, BFAC and the PIPE Investor. At the Closing, the PIPE Investor exercised the First Preferred Warrant to purchase 1,000 shares of Series B Preferred Stock and on April 14, 2025, the PIPE Investor exercised the remaining portion of the First Preferred Warrant and the Second Preferred Warrant in full
Number of preferred stock shares issued	5,000
Aggregate value of preferred stock issued	$ 4,750,000
BFAC sponsors - Class B [Member]
Exchange of BFAC Class A shares for Class B Common Stock	168,356
Incentive Plan Shares to Target Employees	820,000
Class A [Member]
Shares of common stock converted	6,535,014			6,535,014
Series A Preferred Stock [Member]
Shares of common stock converted	1,000,000
Class B [Member]
Shares of common stock converted				5,964,986
Class B [Member] | Subsequent Events [Member]
Exchange of BFAC Class A shares for Class B Common Stock		450,000,000
Change in Authorized Shares		2,000,000,000